Summary of significant accounting policies- Consolidation (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2026 USD ($)
Consolidated VIEs and their subsidiaries
Accounts receivable and contract assets, net of allowance	¥ 36,020		¥ 31,172
Total assets	1,909,570		1,804,227		$ 276,830
Accrued expenses, accounts payable and other liabilities	359,893		332,537		52,173
Deferred revenue and customer advances	82,300		72,871
Total liabilities	783,300		714,121		$ 113,555
Revenue	1,023,670	$ 148,401	996,347	¥ 941,168
Net income (loss)	102,127	14,805	125,976	71,332
Net cash provided by operating activities	76,213	11,049	163,509	182,593
Net cash used in investing activities	(67,336)	(9,762)	(185,415)	(21,824)
Net cash (used in) provided by financing activities	(20,573)	$ (2,983)	(76,215)	(108,244)
Consolidated VIEs and their subsidiaries
Consolidated VIEs and their subsidiaries
Cash and cash equivalents and short-term investments	7,910		10,621
Investments in equity method investees and equity securities and other investments	34,987		37,117
Accounts receivable and contract assets, net of allowance	21,893		18,408
Amounts due from non-VIE subsidiaries of the Company	46,446		53,792
Property and equipment, net and intangible assets, net	47,887		19,911
Others	53,810		40,429
Total assets	212,933		180,278
Amounts due to non-VIE subsidiaries of the Company	136,348		113,332
Accrued expenses, accounts payable and other liabilities	64,338		50,521
Deferred revenue and customer advances	21,826		19,126
Total liabilities	222,512		182,979
Revenue	156,369		137,708	117,686
Net income (loss)	(914)		(850)	(3,193)
Net cash provided by operating activities	9,584		(992)	12,053
Net cash used in investing activities	(39,440)		(33,847)	(11,772)
Net cash (used in) provided by financing activities	¥ 28,958		¥ 25,933	¥ 5,626